Restructuring (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	$ (1)	$ (4)	$ (8)
Restructuring charges	17
Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring completion period	Within two years
Restructuring charges	15
Restructuring Plan 2012 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12
Restructuring Plan 2012 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Net restructuring expenses recognized	14	5	8
Restructuring Plan 2009 [Member] | Costs Since Inception [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	157
Restructuring Plan 2009 [Member] | Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reversed cost	(1)	(4)	(8)
Net restructuring expenses recognized	14	3	7
Restructuring Plan 2009 [Member] | Employee Costs [Member] | Costs Since Inception [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	146
Restructuring Plan 2009 [Member] | Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring expenses recognized	$ 11	$ 2	$ 1